National Security Emerging Markets Index ETF
NSI
a series of Northern Lights Fund Trust IV
SUMMARY PROSPECTUS
September 19, 2023

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  The Fund’s Prospectus and Statement of Additional Information, both dated September 19, 2023, are incorporated by reference into this Summary Prospectus.  You can obtain these documents and other information about the Fund online at www.nationalsecurityindex.com. You can also obtain these documents at no cost by calling 1-833-906-5596 or by sending an email request to info@nationalsecurityindex.com. Shares of the Fund are listed and traded on NASDAQ, Inc. (the “Exchange”).

Investment Objective: The National Security Emerging Markets Index ETF (the “Fund”) seeks to track the results, before fees and expenses, of the Alerian National Security Emerging Markets Index (the “Index”).

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses (1)	0.00%
Acquired Fund Fees and Expenses (2)	0.25%
Total Annual Fund Operating Expenses	1.00%
(1)	The Fund’s adviser, Tuttle Capital Management, LLC (the “Adviser”), has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$ 102	$ 318

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus.

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Principal Investment Strategies: The Fund invests at least 80% of its total assets in component securities of the Index. The Index consists of stocks listed on globally recognized stock exchanges that excludes companies benefiting end-users that, in the view of the sponsor of the Fund, National Security Index, LLC (the “Sponsor”) pose a threat to the national security interests of the United States.

The Index is a rules-based index. The eligible universe for the Index includes: (i) all constituent securities of S-Network Emerging Markets Liquid 500 Index (comprised of the 500 largest emerging market stocks) plus (ii) constituent securities of the S-Network Developed International Equity 1000 Index from South Korea and Taiwan, each of which are exchange-listed securities. The Index is constituted by first excluding securities of companies from the eligible universe that fall into any of the following nine categories: (1) companies subject to a U.S. government sanctions program; (2) defense contractors or suppliers of U.S. Munitions List (a.k.a. military) items in a country of concern (i.e., China and Russia); (3) companies in a country of concern that provide Commerce Control List (a.k.a. dual-use) items to a military end-user, or that are involved in a military-civil fusion program; (4) companies that engage in state-sponsored influence operations targeted against the U.S. or its allies; (5) companies that are a strategic threat to U.S. interests; (6) companies that are a cybersecurity threat to the U.S. or its allies; (7) companies that are an espionage threat to the U.S. or its allies; (8) human rights violators; and (9) operators in disputed areas of the South China Sea or East China Sea. The Index is then weighted after securities of the companies in the aforementioned categories are eliminated according to free float-adjusted market capitalization.

Sector weights of the Index are set to match the sector weights of the S-Network Emerging Markets Liquid 500 Index. The Index has constituent companies from a variety of sectors such as financial, technology and consumer discretionary. From time to time, the Fund may invest a higher percentage of its assets in certain sectors as compared to other sectors depending on the sector weights of the S-Network Emerging Markets Liquid 500 Index.

The Index is reconstituted semiannually, in June and December, and rebalanced quarterly, with a maximum individual constituent weight of 12%. As of August 31, 2023, the market capitalization of the Index was between $6,484 billion and $6,411 billion. The Index’s capitalization range may change over time.

The Index is calculated and sponsored by VettaFi, LLC (the “Index Provider”), which is an organization that is independent of the Fund and Tuttle Capital Management, LLC (the “Adviser”), the Fund’s investment adviser. VettaFi was created in May 2022 as a collective of industry veterans and data scientists from ETF Trends, ETF Database, Alerian and S-Network Global Indexes. VettaFi offers indexing and digital distribution solutions to asset managers. The Sponsor and Index Provider jointly developed the Index’s methodology and the Sponsor contributes certain data used in the Index’s methodology. The Index Provider determines the relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index Provider maintains the Index and is responsible for implementing any adjustments, additions and deletions to the Index based on the index methodology and certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs. The Index is calculated and published by the Index Provider.

The Fund employs a “passive” or indexing approach to try to track the performance of the Index. The Adviser generally uses a replication methodology, meaning it will invest in all of the securities, or representative depository receipts, comprising the Index in proportion to their respective weightings in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

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Currency Exchange Rate Risk: To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases.

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

•	Not Individually Redeemable: Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
•	Trading Issues: An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.
•	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

o    The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Foreign Securities Risk: Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Depository Receipt Risk: Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Investment Style Risk: There is a possibility that the market segment on which the Fund is primarily invested in, whether growth or value; large or mid-cap companies; could underperform other kinds of investments or market averages that include style-focused investments.

Issuer Risk: The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Limited History of Operations Risk: The Fund is a new ETF with a limited history of operations for investors to evaluate.

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Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

Passive Investment Risk: The Fund is not actively managed and the adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

Sampling Risk: The Fund’s use of a representative sampling approach, if used, could result in it holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Exposure Risk: The Fund may focus its investments in securities of a particular sector to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.nationalsecurityindex.com or by calling 833-906-5569.

Investment Adviser: Tuttle Capital Management, LLC (the “Adviser”) is the Fund’s investment adviser.

Portfolio Manager: Matthew Tuttle, Managing Director and Portfolio Manager of the Adviser, has served as the portfolio manager of the Fund since its inception in December 2023 and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares: Individual Shares of the Fund may be purchased and sold in secondary market transactions through a broker dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the second market (the “bid-ask spread”). Because the Fund has only recently commenced investment operations, no information on the Fund’s net asset value, market price, premiums and discounts and bid-ask spreads is presented at this time. In the future, this information will be presented in this section of the Prospectus and on the Fund’s website at www.nationalsecurityindex.com.

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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